Pension and Postretirement Benefits (Tables)	6 Months Ended
Jun. 30, 2013
Pension and Postretirement Benefits [Abstract]
Pension and Postretirement Net Periodic Benefit Costs
The following provides information on the pension plan and postretirement medical and life insurance plans for the three and six months ended June 30, 2013 and July 1, 2012.

	Three Months Ended June 30, 2013		Three Months Ended July 1, 2012		Six Months Ended June 30, 2013		Six Months Ended July 1, 2012
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
Components of net periodic benefit costs:
Service cost	$75	$10	$50	$9	$150	$20	$100	$19
Interest cost	271	57	296	68	542	115	592	136
Expected return on plan assets	(340)	—	(310)	—	(680)	—	(620)	—
Amortization of prior service cost	—	(114)	—	(114)	—	(228)	—	(228)
Amortization of unrecognized loss	131	—	92	—	262	—	184	—

Total	$137	$(47)	$128	$(37)	$274	$(93)	$256	$(73)

Assumptions Used to Determine Defined Benefit Pension and Postretirement Plans Costs
The following assumptions were used in connection with the Company's actuarial valuation of its defined benefit pension and postretirement plans:

	Pension	Postretirement
Weighted average discount rate	4.10%	3.62%
Rate of increase in future compensation levels	—	—
Expected return on assets	7.5%	—
Current year trend	—	7.7%
Ultimate year trend	—	4.8%
Year of ultimate trend	—	2022